INTEREST AND FINANCING SERVICE FEE ON LOANS (Detail textuals) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and Fee Income, Loans, Commercial [Abstract]
Interest income on loans	¥ 4,150,727,434	¥ 3,154,190,318	¥ 1,022,891,039
Financing service fee on loans	¥ 128,092,934	¥ 251,920,274	¥ 219,237,485